Management of Financial Risks	12 Months Ended
Dec. 31, 2017
Management of Financial Risks

7 MANAGEMENT OF FINANCIAL RISKS

The principal financial instruments held by the Company are securities that are classified as cash and cash equivalents. The purpose of holding these instruments is to finance the ongoing business activities of the Company. It is not the Company’s policy to invest in financial instruments for speculative purposes. The Company does not utilize derivatives.

The principal risks to which the Company is exposed are liquidity risk, foreign currency exchange risk, interest rate risk and credit risk.

Liquidity risk

The Company has been structurally loss-generating since its creation. The net cash flows used by the Company’s operating activities were respectively €14.6 million, €17.6 million and €24.7 million for the years ended December 31, 2015, 2016 and 2017, respectively.

The Company does not believe that it is exposed to short-term liquidity risk, considering the cash and cash equivalents that it had available as of December 31, 2017, amounting to €185.5 million which was primarily cash at hand and term deposits that are convertible into cash immediately without penalty. Management believes that the amount of cash and cash equivalents available is sufficient to fund the Company’s planned operations through the next twenty-four months.

Historically, the Company has financed its growth by strengthening its shareholders’ equity in the form of capital increases and the issue of convertible bonds. The Company believes that the capital increase associated with its initial public offering completed in May 2013, as well as the capital increases completed in 2014, 2015, 2016 and a private placement and an initial public offering in 2017, enable the Company to continue as a going concern for at least the twenty-four-month period starting in January 1, 2018.

The contractual cash flows of the financial liabilities as at December 31, 2015, 2016 and 2017 are as follows:

(in thousands of euros)		Contractual cash flows
As of December 31, 2015	Book value	Total	Less than one year	One to five years
Financial liabilities
Bank loans	—	—	—	—
Conditional advances	563	(570)	(507)	(63)
Liabilities related to finance leases	144	(149)	(59)	(91)
Trade payables and related accounts	3,672	(3,672)	(3,672)	—

Total financial liabilities	4,380	(4,392)	(4,238)	(153)

(in thousands of euros)		Contractual cash flows
As of December 31, 2016	Book value	Total	Less than one year	One to five years
Financial liabilities
Bank loans	1,480	(1,480)		(1,480)
Conditional advances	1,182	(1,182)		(1,182)
Liabilities related to finance leases	204	(149)	(59)	(91)
Trade payables and related accounts	4,832	(4,832)	(4,832)	—

Total financial liabilities	7,697	(7,644)	(4,891)	(2,753)

(in thousands of euros)		Contractual cash flows
As of December 31, 2017	Book value	Total	Less than one year	One to five years
Financial liabilities
Bank loans	1,534	(1,534)	(735)	(799)
Conditional advances	1,182	(1,182)		(1,182)
Liabilities related to finance leases	117	(117)	(79)	(39)
Bank overdrafts	11	(11)	(11)
Trade payables and related accounts	8,076	(8,076)	(8,076)	—

Total financial liabilities	10,919	(10,919)	(8,900)	(2,020)

Foreign currency exchange risk

The Company’s functional currency is the Euro. However, a significant portion of about 30% of its operating expenses is denominated in U.S. dollars (agency office in Cambridge, MA, cooperation relating to the production of clinical batches with the American Red Cross, business development consultants, consultants for the development of clinical trials in the United States, and various collaborations relating to tests and clinical projects in the United States). As a result, the Company is exposed to foreign exchange risk inherent in operating expenses incurred. The Company does not currently have revenues in euros, dollars nor in any other currency. Due to the relatively low level of these expenditures, the exposure to foreign exchange risk is unlikely to have a material adverse impact on the results of operations or financial position of the Company. However, this dependency is expected to increase, as the Company expects to perform clinical trials in the United States and, in the longer term, sell on this market. The Company will opt to use exchange rate hedging techniques. Expenses in U.S. Dollars totaled $11,620 thousand during 2017. However, the EUR/USD rate rose considerably at the period end, reaching $1.1993 per €1.00 at December 29, 2017, the last business day of 2017. As noted in Note 4.9, the Company does not use derivative financial instruments to hedge the foreign currency exchange risk.

Change in exchange rate (decrease) from 1% would have an impact as of December 31, 2017 of €102 thousand.

Change in exchange rate (decrease) from 5% would have an impact as of December 31, 2017 of €490 thousand.

Change in exchange rate (decrease) from 10% would have an impact as of December 31, 2017 of €935 thousand.

The bank account position held in USD amounted to $113,385 thousand.

Change in exchange rate (decrease) from 1% would have an impact as of December 31, 2017 of €936 thousand.

Change in exchange rate (decrease) from 5% would have an impact as of December 31, 2017 of €4,502 thousand.

Change in exchange rate (decrease) from 10% would have an impact as of December 31, 2017 of €8,595 thousand.

As the Company further increases its business, particularly in the United States, the Company expects to face greater exposure to exchange rate risk.

Interest rate risk

The Company has very low exposure to interest rate risk. Such exposure primarily involves money market funds and time deposit accounts. Changes in interest rates have a direct impact on the rate of return on these investments and the cash flows generated.

The Company’s currently outstanding bank loan bears interest at a fixed rate, and therefore the company is not subject to interest rate risk with respect to this loan.

The repayment flows of the conditional advances from BPI France are not subject to interest rate risk.

Credit risk

The credit risk related to the Company’s cash and cash equivalents is not significant in light of the quality of the co-contracting financial institutions.

Inflation Risk

We do not believe that inflation has had a material effect on our business, financial condition or results of operations. If our costs were to become subject to significant inflationary pressures, we may not be able to fully offset such higher costs through price increases. Our inability or failure to do so could harm our business, financial condition and results of operations.